Condensed Financial Statements of Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Balance Sheets
Condensed Financial Information of the Parent Company
BALANCE SHEETS

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	19,633	50,989	7,393
Amount due from subsidiaries and VIEs of the Company	3,521,857	3,698,706	536,262
Prepayments and other current assets	4,605	2,935	425

Total current assets	3,546,095	3,752,630	544,080

Other non-current assets	2,645	1,476	214

Total non-current assets	2,645	1,476	214

Total assets	3,548,740	3,754,106	544,294

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	3,312	978	143
Amounts due to subsidiaries and VIEs of the Company	281,201	181,598	26,329
Convertible loan—current	1,182,963	1,746,188	253,173

Total current liabilities	1,467,476	1,928,764	279,645

Non-current liabilities:
Other non-current liabilities	1,733	—	—
Investment deficit of subsidiaries and VIEs	4,469,087	5,416,081	785,258

Total non-current liabilities	4,470,820	5,416,081	785,258

Total liabilities	5,938,296	7,344,845	1,064,903

Shareholders’ deficit:
Class A ordinary shares (US$0.0001 par value, 50,000,000 shares authorized as of December 31, 2021 and 2022; 42,812,245 shares issued as of December 31, 2021 and 2022; 38,370,892 and 38,726,637 shares outstanding as of December 31, 2021 and 2022)	26	26	4
Class B ordinary shares (US$0.0001 par value; 34,248,442 shares authorized as of December 31, 2021 and 2022; 32,937,193 shares issued and outstanding as of December 31, 2021 and 2022)	24	24	3
Additional paid-in capital	4,979,353	5,049,458	732,103
Treasury stock (US$0.0001 par value; 4,441,353 and 4,085,608 shares as of December 31, 2021 and 2022, respectively)	(142,229)	(142,229)	(20,621)
Accumulated other comprehensive loss	129,010	(102,834)	(14,911)
Accumulated deficit	(7,355,740)	(8,395,184)	(1,217,187)

Total shareholders’ deficit	(2,389,556)	(3,590,739)	(520,609)

Total liabilities and shareholders’ deficit	3,548,740	3,754,106	544,294

Statements of Comprehensive Loss
STATEMENTS OF COMPREHENSIVE LOSS

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(e))
Operating expenses:
General and administrative	(471,730)	(208,594)	(77,185)	(11,191)

Total operating expenses	(471,730)	(208,594)	(77,185)	(11,191)

Loss from operations	(471,730)	(208,594)	(77,185)	(11,191)

Investment loss	—	(27,589)	—	—
Interest income	2,819	—	585	85
Interest expense	(36,774)	(30,683)	(468,358)	(67,906)
Foreign exchange related gains, net	(7)	—	(220)	(34)
Other expenses, net	(42)	(41)	(42)	(6)
Loss from subsidiaries and VIEs	(598,705)	(972,710)	(369,547)	(53,578)

Loss before provision for income taxes	(1,104,439)	(1,239,617)	(914,767)	(132,630)

Net loss	(1,104,439)	(1,239,617)	(914,767)	(132,630)

Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(48,277)	(108,896)	(124,677)	(18,076)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary	14,842	—	—	—
Net loss attributable to ordinary shareholders	(1,137,874)	(1,348,513)	(1,039,444)	(150,706)

Net loss	(1,104,439)	(1,239,617)	(914,767)	(132,630)
Foreign currency translation adjustment, net of nil tax	102,254	44,690	(231,844)	(33,614)

Comprehensive loss	(1,002,185)	(1,194,927)	(1,146,611)	(166,244)

Statements of Cash Flows
STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(e))
Cash flows used in operating activities	(354)	(14,807)	(39,578)	(5,738)
Cash flows (used in)/provided by investing activities	(10,008)	(32,506)	68,089	9,872
Cash flows used in financing activities	(135,744)	—	—	—
Effect of exchange rate changes on cash and cash equivalents	(240)	1	2,845	412

Net increase in cash and cash equivalents	(146,346)	17,700	31,356	4,546
Cash and cash equivalents, beginning of year	148,279	1,933	19,633	2,847

Cash and cash equivalents, end of year	1,933	19,633	50,989	7,393